Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

Noah Hogan
Chief Financial Officer
RAC Asset Holdings, LLC
6775 Lenox Center Ct., Suite 100
Memphis, TN 38115

Dear Mr. Hogan:

We ("us" or "PwC") have performed the procedures enumerated below, which were agreed to by RAC Asset Holdings, LLC, on behalf of itself and RAC Servicer, LLC (together, the "Responsible Party" or  "Company"), and Credit Suisse Securities (USA) LLC, who are collectively referred to herein as the "Specified Parties", solely to assist you in performing the agreed-upon procedures described below relating to the accuracy of certain attributes of the collateral assets (the "Collateral Assets") subject to the potential issuance of asset backed notes by ACC Trust 2018-1 (the "Transaction").  The Company is responsible for the accuracy of the attributes of the Collateral Assets. The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 200 leases from the Collateral Assets (the "Sample Leases"). As instructed by the Responsible Party, we selected the sample randomly from the Collateral Assets data tape provided by the Company, which the Responsible Party represents is as of February 28, 2018 and is the proposed initial collateral pool of assets for the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: 646-471-3000, F: 813-286-6000, www.pwc.com/us

Report of Independent Accountants on Applying Agreed Upon Procedures
ACC Trust 2018-1
April 16, 2018

guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Responsible Party,
•
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire collateral pool based on the sample size and results of the procedures performed; and

•	The final collateral pool that is used for the Transaction.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Procedures Performed

Data, Information and Documents Provided

The Company provided the following data, information, and documents related to the Sample Leases as of February 28, 2018 (the "Cutoff Date").

A.	Excel files which contained screenshots from the Company's lease system, which the Company represents was as of February 28, 2018 (the "Lease Files").

B.	An Excel data file containing certain data fields for the Sample Leases which the Company represents is from the Company's lease system as of February 28, 2018 (the "Sample Leases Extract File").

C.	Instructions related to interpretation of the Lease Files and calculation logic for the calculation of certain attributes (the "Instruction File").

Report of Independent Accountants on Applying Agreed Upon Procedures
ACC Trust 2018-1
April 16, 2018

The data, information and documents listed above and provided by the Company are collectively referred to as the "Data, Information, and Documents".

I. Procedures Performed

Using the Instruction File, we performed the following agreed-upon procedures on the Sample Leases. For purposes of the procedures below, dollar amounts and percentages that differ only as a result of rounding will be deemed to be in agreement. In the event that a Lease File was not clear, data is missing, or there is a question about the information contained in the document relevant to performance of the agreed-upon procedures, we contacted a Company representative for clarification prior to reporting any exceptions.  Our findings as a result of performing the procedures below are reported in Exhibit I.

A.	For each Sample Lease, we compared and agree the items listed below as set forth in the Sample Leases Extract File to the respective information contained in the Lease Files:

1. Car VIN
2. Loan Date
3. Base Payment
4. First Payment Date
5. Original Term
6. Residual
7. Year
8. Car Make
9. Car Model
10.      Credit Score
11.      State
12.      Payment Type
13.      Delinquency

B.	For each Sample Lease, we recomputed the following items using the Instruction File and the data in the Lease File, and agreed our results to the item in the Sample Leases Extract File.

1. Credit Score Type (Tier)
2. Number of pymts remaining

***

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Collateral Assets. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties' "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

Report of Independent Accountants on Applying Agreed Upon Procedures
ACC Trust 2018-1
April 16, 2018

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report's contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 16, 2018

Report of Independent Accountants on Applying Agreed Upon Procedures
ACC Trust 2018-1
April 16, 2018

Exhibit I

Customer Number	Procedure	Sample Leases Extract File	Lease Files
4668	Procedure B: Credit Score Type (Tier)	C	B
5633	Procedure B: Credit Score Type (Tier)	A	B
0571	Procedure B: Credit Score Type (Tier)	None	B
8967	Procedure B: Credit Score Type (Tier)	C	B
0205	Procedure B: Credit Score Type (Tier)	C	B
4674	Procedure B: Credit Score Type (Tier)	C	B
6396	Procedure B: Credit Score Type (Tier)	None	C
1695	Procedure B: Credit Score Type (Tier)	A	B
8314	Procedure B: Credit Score Type (Tier)	C	B
1469	Procedure B: Credit Score Type (Tier)	C	B
7921	Procedure B: Credit Score Type (Tier)	C	B
4788	Procedure B: Credit Score Type (Tier)	C	B